UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 7205

Variable Insurance Products Fund III
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	<Click Here>	A summary of the fund's investments at period end.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Value Strategies Portfolio

Fidelity Variable Insurance Products: Value Strategies Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Take-Two Interactive Software, Inc.	3.4
WMS Industries, Inc.	3.1
PalmOne, Inc.	2.8
THQ, Inc.	2.7
Tyco International Ltd.	2.6
14.6
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Information Technology	39.6
Consumer Discretionary	23.8
Industrials	12.8
Financials	12.5
Materials	4.0
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks	97.1%
Bonds	0.9%
Short-Term Investments and Net Other Assets	2.0%
* Foreign investments	14.2%

Semiannual Report

Fidelity Variable Insurance Products: Value Strategies Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 23.5%
Auto Components - 2.2%
Aftermarket Technology Corp. (a)	500	$ 8,250
American Axle & Manufacturing Holdings, Inc.	194,300	7,064,748
ArvinMeritor, Inc.	32,400	634,068
Dura Automotive Systems, Inc. Class A (a)	35,100	321,165
Lear Corp.	28,800	1,698,912
TRW Automotive Holdings Corp.	136,000	2,563,600
		12,290,743
Automobiles - 2.3%
Ford Motor Co.	259,300	4,058,045
Nissan Motor Co. Ltd.	768,000	8,662,713
		12,720,758
Hotels, Restaurants & Leisure - 6.2%
AFC Enterprises, Inc. (a)	211,500	4,547,250
Ameristar Casinos, Inc.	76,100	2,555,438
Isle of Capri Casinos, Inc. (a)	42,300	738,135
Jack in the Box, Inc. (a)	291,100	8,645,670
Mikohn Gaming Corp. (a)	15,800	76,314
WMS Industries, Inc. (a)	572,800	17,069,440
		33,632,247
Household Durables - 7.5%
Beazer Homes USA, Inc.	134,693	13,511,055
Centex Corp.	51,200	2,342,400
D.R. Horton, Inc.	175,075	4,972,130
Lennar Corp.:
Class A	166,300	7,436,936
Class B	15,440	639,679
Libbey, Inc.	32,500	902,200
M/I Homes, Inc.	1,800	73,080
Maytag Corp.	291,900	7,154,469
Whirlpool Corp.	60,700	4,164,020
		41,195,969
Media - 0.6%
Carmike Cinemas, Inc.	89,400	3,526,830
Specialty Retail - 2.4%
American Eagle Outfitters, Inc. (a)	208,600	6,030,626
Big Dog Holdings, Inc. (a)	4,300	22,050
Borders Group, Inc.	233,400	5,470,896
Weight Watchers International, Inc. (a)	25,800	1,009,812
Wet Seal, Inc. Class A (a)	60,500	316,415
		12,849,799
Textiles Apparel & Luxury Goods - 2.3%
Jones Apparel Group, Inc.	317,100	12,519,108
TOTAL CONSUMER DISCRETIONARY		128,735,454

	Shares	Value (Note 1)
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.4%
Koninklijke Ahold NV sponsored ADR	164,600	$ 1,305,278
Safeway, Inc. (a)	247,700	6,276,718
		7,581,996
Food Products - 1.1%
Del Monte Foods Co. (a)	396,600	4,029,456
Fresh Del Monte Produce, Inc.	82,300	2,079,721
		6,109,177
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A	124,000	3,139,680
TOTAL CONSUMER STAPLES		16,830,853
FINANCIALS - 12.5%
Insurance - 11.2%
ACE Ltd.	311,100	13,153,308
Allstate Corp.	103,100	4,799,305
AMBAC Financial Group, Inc.	24,400	1,791,936
American Equity Investment Life Holding Co.	391,100	3,891,445
AmerUs Group Co.	41,200	1,705,680
Assurant, Inc.	9,200	242,696
Axis Capital Holdings Ltd.	129,700	3,631,600
Endurance Specialty Holdings Ltd.	176,900	6,156,120
Everest Re Group Ltd.	14,100	1,133,076
Infinity Property & Casualty Corp.	54,900	1,811,700
MetLife, Inc.	184,300	6,607,155
Montpelier Re Holdings Ltd.	23,900	835,305
Safety Insurance Group, Inc.	51,200	1,096,704
Scottish Re Group Ltd.	12,100	281,325
St. Paul Travelers Companies, Inc.	119,200	4,832,368
United National Group Ltd. Class A	102,700	1,551,797
W.R. Berkley Corp.	179,200	7,696,640
		61,218,160
Real Estate - 0.1%
Levitt Corp. Class A (a)	19,700	507,472
Thrifts & Mortgage Finance - 1.2%
Sovereign Bancorp, Inc.	291,400	6,439,940
TOTAL FINANCIALS		68,165,572
HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 0.6%
Sola International, Inc. (a)	181,000	3,118,630
Health Care Providers & Services - 0.3%
HealthSouth Corp. (a)	297,700	1,786,200
Wellcare Group, Inc.	300	5,100
		1,791,300
Pharmaceuticals - 0.7%
King Pharmaceuticals, Inc. (a)	71,300	816,385
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Pain Therapeutics, Inc. (a)	268,700	$ 2,165,722
Par Pharmaceutical Companies, Inc. (a)	24,700	869,687
		3,851,794
TOTAL HEALTH CARE		8,761,724
INDUSTRIALS - 12.8%
Air Freight & Logistics - 0.4%
CNF, Inc.	54,900	2,281,644
Building Products - 1.6%
NCI Building Systems, Inc. (a)	13,300	432,915
York International Corp.	209,200	8,591,844
		9,024,759
Commercial Services & Supplies - 3.2%
Central Parking Corp.	155,600	2,908,164
Hudson Highland Group, Inc. (a)	23,767	728,696
Kforce, Inc. (a)	104,490	986,386
Labor Ready, Inc. (a)	58,800	911,400
Monster Worldwide, Inc. (a)	322,400	8,292,128
Vedior NV (Certificaten Van Aandelen)	237,258	3,466,531
		17,293,305
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV	103,700	2,888,045
Granite Construction, Inc.	123,500	2,251,405
		5,139,450
Electrical Equipment - 0.3%
Color Kinetics, Inc.	148,400	1,485,484
TB Wood's Corp.	1,000	8,100
		1,493,584
Industrial Conglomerates - 2.6%
Tyco International Ltd.	428,000	14,183,920
Machinery - 3.8%
Columbus McKinnon Corp. (a)	44,000	311,080
EnPro Industries, Inc. (a)	40	919
Milacron, Inc.	66,900	267,600
Navistar International Corp. (a)	217,900	8,445,804
SPX Corp.	105,800	4,913,352
Timken Co.	256,000	6,781,440
		20,720,195
TOTAL INDUSTRIALS		70,136,857
INFORMATION TECHNOLOGY - 39.0%
Communications Equipment - 6.5%
3Com Corp. (a)	126,900	793,125
ADC Telecommunications, Inc. (a)	1,653,900	4,697,076
AudioCodes Ltd. (a)	204,800	2,453,504
Cable Design Technologies Corp. (a)	305,800	3,241,480
Endwave Corp. (a)	98,600	783,870

	Shares	Value (Note 1)
Enterasys Networks, Inc. (a)	628,900	$ 1,326,979
Marconi Corp. PLC (a)	262,225	3,260,925
Netopia, Inc. (a)	99,000	653,400
NMS Communications Corp. (a)	344,700	2,543,886
Performance Technologies, Inc. (a)	335,600	3,157,996
Telefonaktiebolaget LM Ericsson ADR (a)	305,980	9,154,922
Terayon Communication Systems, Inc. (a)	1,357,300	3,176,082
Turnstone Systems, Inc.	185,400	32,260
		35,275,505
Computers & Peripherals - 4.9%
EMC Corp. (a)	975,670	11,122,638
PalmOne, Inc. (a)	445,500	15,490,035
		26,612,673
Electronic Equipment & Instruments - 1.1%
Agilysys, Inc.	70,400	970,816
AVX Corp.	134,400	1,942,080
Cherokee International Corp.	29,500	336,595
RadiSys Corp. (a)	23,600	438,252
Richardson Electronics Ltd.	56,700	628,236
Solectron Corp. (a)	288,400	1,865,948
		6,181,927
Internet Software & Services - 6.0%
Ariba, Inc. (a)	1,070,073	2,118,745
Art Technology Group, Inc. (a)	470,500	564,600
Interwoven, Inc. (a)	579,575	5,853,708
Kana Software, Inc. (a)	268,500	639,030
Keynote Systems, Inc. (a)	226,200	3,110,250
Plumtree Software, Inc. (a)	322,900	1,210,875
Primus Knowledge Solutions, Inc. (a)	163,800	301,392
Retek, Inc. (a)	371,600	2,281,624
Selectica, Inc. (a)	531,400	2,524,150
SonicWALL, Inc. (a)	665,600	5,724,160
Vignette Corp. (a)	5,214,900	8,656,734
		32,985,268
Semiconductors & Semiconductor Equipment - 9.0%
Advanced Micro Devices, Inc. (a)	775,300	12,327,270
Agere Systems, Inc. Class A (a)	884,900	2,035,270
Applied Micro Circuits Corp. (a)	726,000	3,862,320
ASM International NV (Nasdaq) (a)	78,700	1,627,516
ASML Holding NV (NY Shares) (a)	207,400	3,548,614
Atmel Corp. (a)	901,200	5,335,104
Chartered Semiconductor Manufacturing Ltd. ADR (a)	68,900	560,846
Conexant Systems, Inc. (a)	171,412	742,214
Hi/fn, Inc. (a)	301,800	3,606,510
Mattson Technology, Inc. (a)	169,700	2,039,794
Mindspeed Technologies, Inc. (a)	39,733	197,076
MIPS Technologies, Inc. (a)	257,100	1,573,452
Pericom Semiconductor Corp. (a)	74,400	796,824
Samsung Electronics Co. Ltd.	5,200	2,148,463
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	620,349	5,155,100
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Transwitch Corp. (a)	705,000	$ 1,247,850
United Microelectronics Corp. sponsored ADR (a)	580,163	2,500,503
		49,304,726
Software - 11.5%
Activision, Inc. (a)	71,525	1,137,248
Actuate Corp. (a)	1,030,700	4,071,265
Aspen Technology, Inc. (a)	333,000	2,417,580
Atari, Inc. (a)	548,800	1,322,608
BindView Development Corp. (a)	411,600	1,440,600
Concord Communications, Inc. (a)	99,000	1,129,590
i2 Technologies, Inc. (a)	5,187,000	4,616,430
MapInfo Corp. (a)	257,600	2,730,560
PalmSource, Inc. (a)	24,400	418,216
RADWARE Ltd. (a)	99,200	1,691,360
Siebel Systems, Inc. (a)	395,800	4,227,144
Take-Two Interactive Software, Inc. (a)	608,700	18,650,565
THQ, Inc. (a)	637,200	14,591,880
Ulticom, Inc. (a)	366,600	4,289,220
		62,734,266
TOTAL INFORMATION TECHNOLOGY		213,094,365
MATERIALS - 4.0%
Chemicals - 1.6%
Eastman Chemical Co.	158,600	7,332,078
FMC Corp. (a)	11,100	478,521
Millennium Chemicals, Inc.	49,600	859,072
		8,669,671
Construction Materials - 1.7%
Eagle Materials, Inc.	12,754	905,789
Eagle Materials, Inc. Class B	3,546	245,561
Texas Industries, Inc.	102,000	4,199,340
U.S. Concrete, Inc. (a)	568,700	4,009,335
		9,360,025
Containers & Packaging - 0.3%
Anchor Glass Container Corp.	75,700	1,024,221
Owens-Illinois, Inc. (a)	50,200	841,352
		1,865,573
Metals & Mining - 0.4%
POSCO sponsored ADR	24,800	831,048
Steel Dynamics, Inc. (a)	52,100	1,491,623
		2,322,671
TOTAL MATERIALS		22,217,940

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Covad Communications Group, Inc. (a)	265,100	$ 636,240
Teleglobe International Holdings Ltd. (a)	3,775	19,177
		655,417
Wireless Telecommunication Services - 0.2%
Telesystem International Wireless, Inc. (a)	120,900	1,190,057
TOTAL TELECOMMUNICATION SERVICES		1,845,474
UTILITIES - 0.2%
Multi-Utilities & Unregulated Power - 0.2%
Sierra Pacific Resources (a)	119,100	918,261
TOTAL COMMON STOCKS (Cost $462,844,978)		530,706,500
Convertible Preferred Stocks - 0.1%

UTILITIES - 0.1%
Electric Utilities - 0.1%
TXU Corp. 8.125% PRIDES	14,800	673,400
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $451,862)		673,400
Convertible Bonds - 0.9%
	Principal Amount
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
WMS Industries, Inc. 2.75% 7/15/10 (c)	$ 780,000	1,313,325
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
SPACEHAB, Inc. 8% 10/15/07	10,000	8,800
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.6%
Natural MicroSystems Corp. 5% 10/15/05	2,720,000	2,706,400
Terayon Communication Systems, Inc. 5% 8/1/07	720,000	673,200
		3,379,600
Electronic Equipment & Instruments - 0.0%
Richardson Electronics Ltd. 8.25% 6/15/06	8,000	8,000
TOTAL INFORMATION TECHNOLOGY		3,387,600
TOTAL CONVERTIBLE BONDS (Cost $3,846,550)		4,709,725
Money Market Funds - 8.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.16% (b)	8,384,535	$ 8,384,535
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	35,886,850	35,886,850
TOTAL MONEY MARKET FUNDS (Cost $44,271,385)		44,271,385
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $511,414,775)		580,361,010
NET OTHER ASSETS - (6.1)%		(33,517,034)
NET ASSETS - 100%	$ 546,843,976
Security Type Abbreviation
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,313,325 or 0.2% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $210,847,153 and $93,691,689, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $36,688 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $2,608,375. The weighted average interest rate was 1.13%. At period end there were no interfund loans outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.8%
Bermuda	4.6%
Netherlands	2.3%
Sweden	1.7%
Japan	1.6%
Taiwan	1.4%
Others (individually less than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Value Strategies Portfolio

Fidelity Variable Insurance Products: Value Strategies Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,391,830) (cost $511,414,775) - See accompanying schedule		$ 580,361,010
Foreign currency held at value (cost $29,969)		29,969
Receivable for investments sold		92,432
Receivable for fund shares sold		4,148,271
Dividends receivable		303,314
Interest receivable		56,309
Prepaid expenses		430
Other receivables		32,119
Total assets		585,023,854

Liabilities
Payable to custodian bank	$ 2,479
Payable for investments purchased	1,474,651
Payable for fund shares redeemed	435,631
Accrued management fee	251,457
Distribution fees payable	46,424
Other affiliated payables	47,331
Other payables and accrued expenses	35,055
Collateral on securities loaned, at value	35,886,850
Total liabilities		38,179,878

Net Assets		$ 546,843,976
Net Assets consist of:
Paid in capital		$ 470,653,457
Undistributed net investment income		84,190
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,160,095
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		68,946,234
Net Assets		$ 546,843,976
Initial Class: Net Asset Value, offering price and redemption price per share ($244,155,184 ÷ 18,659,145 shares)		$ 13.09
Service Class: Net Asset Value, offering price and redemption price per share ($113,908,832 ÷ 8,727,037 shares)		$ 13.05
Service Class 2: Net Asset Value, offering price and redemption price per share ($188,779,960 ÷ 14,397,311 shares)		$ 13.11

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 1,693,455
Interest		279,059
Security lending		62,242
Total income		2,034,756

Expenses
Management fee	$ 1,508,402
Transfer agent fees	175,974
Distribution fees	279,564
Accounting and security lending fees	108,253
Non-interested trustees' compensation	1,151
Custodian fees and expenses	16,558
Audit	23,435
Legal	274
Interest	654
Miscellaneous	1,877
Total expenses before reductions	2,116,142
Expense reductions	(37,423)	2,078,719
Net investment income (loss)		(43,963)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,798,792
Foreign currency transactions	(32,394)
Total net realized gain (loss)		9,766,398
Change in net unrealized appreciation (depreciation) on: Investment securities	8,258,288
Assets and liabilities in foreign currencies	1,663
Total change in net unrealized appreciation (depreciation)		8,259,951
Net gain (loss)		18,026,349
Net increase (decrease) in net assets resulting from operations		$ 17,982,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Strategies Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (43,963)	$ (223,044)
Net realized gain (loss)	9,766,398	1,632,173
Change in net unrealized appreciation (depreciation)	8,259,951	63,505,021
Net increase (decrease) in net assets resulting from operations	17,982,386	64,914,150
Distributions to shareholders from net realized gain	(1,244,891)	(2,216,760)
Share transactions - net increase (decrease)	119,095,389	293,844,002
Total increase (decrease) in net assets	135,832,884	356,541,392

Net Assets
Beginning of period	411,011,092	54,469,700
End of period (including undistributed net investment income of $84,190 and undistributed net investment income of $128,153, respectively)	$ 546,843,976	$ 411,011,092
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	7,865,073	5,355,050	3,364,145
Reinvested	41,752	19,320	32,756
Redeemed	(2,277,579)	(3,360,224)	(2,343,680)
Net increase (decrease)	5,629,246	2,014,146	1,053,221

Dollars Sold	$ 104,469,341	$ 70,556,032	$ 44,129,679
Reinvested	553,633	255,600	435,658
Redeemed	(28,191,641)	(42,982,469)	(30,130,444)
Net increase (decrease)	$ 76,831,333	$ 27,829,163	$ 14,434,893

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	13,024,673	15,243,169	10,088,331
Reinvested	76,091	40,651	62,471
Redeemed	(221,515)	(9,807,881)	(2,282,005)
Net increase (decrease)	12,879,249	5,475,939	7,868,797

Dollars Sold	$ 159,105,532	$ 160,018,555	$ 101,065,362
Reinvested	940,484	501,633	774,643
Redeemed	(2,714,031)	(102,413,068)	(23,435,108)
Net increase (decrease)	$ 157,331,985	$ 58,107,120	$ 78,404,897

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net realized gain	$ 553,633	$ 255,600	$ 435,658
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net realized gain	$ 940,484	$ 501,633	$ 774,643

See accompanying notes which are an integral part of the financial statements.

Value Strategies Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 7.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	- H	.01
Net realized and unrealized gain (loss)	.70	4.58	(2.10)
Total from investment operations	.71	4.58	(2.09)
Distributions from net realized gain	(.03)	(.08)	-
Net asset value, end of period	$ 13.09	$ 12.41	$ 7.91
Total Return B, C, D	5.73%	57.91%	(20.90)%
Ratios to Average Net Assets G
Expenses before expense reductions	.70% A	.76%	1.43% A
Expenses net of voluntary waivers, if any	.70% A	.76%	1.00% A
Expenses net of all reductions	.69% A	.73%	.95% A
Net investment income (loss)	.09% A	.02%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,155	$ 161,705	$ 1,191
Portfolio turnover rate	37% A	47%	65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 20, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	(.01)	- H
Net realized and unrealized gain (loss)	.69	4.58	(2.10)
Total from investment operations	.69	4.57	(2.10)
Distributions from net realized gain	(.03)	(.08)	-
Net asset value, end of period	$ 13.05	$ 12.39	$ 7.90
Total Return B, C, D	5.57%	57.79%	(21.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	.80% A	.84%	1.52% A
Expenses net of voluntary waivers, if any	.80% A	.84%	1.10% A
Expenses net of all reductions	.78% A	.81%	1.05% A
Net investment income (loss)	(.01)% A	(.06)%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,909	$ 83,146	$ 9,774
Portfolio turnover rate	37% A	47%	65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 20, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.01)
Net realized and unrealized gain (loss)	.70	4.58	(2.04)
Total from investment operations	.69	4.56	(2.05)
Distributions from net realized gain	(.03)	(.06)	-
Net asset value, end of period	$ 13.11	$ 12.45	$ 7.95
Total Return B, C, D	5.55%	57.36%	(20.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	.95% A	.99%	1.68% A
Expenses net of voluntary waivers, if any	.95% A	.99%	1.25% A
Expenses net of all reductions	.94% A	.96%	1.21% A
Net investment income (loss)	(.16)% A	(.21)%	(.12)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,780	$ 166,160	$ 43,505
Portfolio turnover rate	37% A	47%	65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period February 20, 2002 (commencement of operations) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Value Strategies Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Value Strategies Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Strategies Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 98,157,722	|
Unrealized depreciation	(31,574,405)
Net unrealized appreciation (depreciation)	$ 66,583,317
Cost for federal income tax purposes	$ 513,777,693

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 52,396	|
Service Class 2	227,168
	$ 279,564

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 80,287	|
Service Class	34,791
Service Class 2	60,896
	$ 175,974

Value Strategies Portfolio

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $61,983 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $37,423 for the period.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 44% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 51% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPVS-SANN-0804
1.774744.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III: Value Strategies Portfolio's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III: Value Strategies Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 20, 2004